MARKETABLE SECURITIES - Schedule of Realized Gain on Sale of Securities (Details) (USD $)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011
Cost
Gross Unrealized Gains
Gross Unrealized Losses
Realized gain - available for sale securities	225,000	17,600	340,600			340,600		340,600
Fair Value
Publicly Traded Equity Securities - Available for Sale
Cost
Gross Unrealized Gains
Gross Unrealized Losses
Realized gain - available for sale securities						340,600
Fair Value